NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
NVIT Worldwide Leaders Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated June 20, 2011
to the Prospectus dated May 1, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT International Equity Fund

1.	Effective August 31, 2011, the information in the section entitled “Portfolio Management – Portfolio Managers” on page 19 of the Prospectus is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Clas Olsson	Lead Portfolio Manager, Invesco	Since 1994
Shuxin Cao, CFA	Portfolio Manager, Invesco	Since 1997
Matthew Dennis, CFA	Portfolio Manager, Invesco	Since 2000
Jason Holzer, CFA	Portfolio Manager, Invesco	Since 1996
Mark Jason	Portfolio Manager, Invesco	Since 2001

2.
Effective August 31, 2011, the paragraph following “Portfolio Management” on pages 54-55 of the Prospectus that relates to the NVIT International Equity Fund and NVIT Worldwide Leaders Fund is deleted and replaced with the following:

NVIT International Equity Fund

The NVIT International Equity Fund is managed by a team that includes Clas Olsson (lead manager); Jason Holzer, CFA; Matthew Denis, CFA; Shuxin Cao, CFA and Mark Jason. These individuals are jointly and primarily responsible for the day-to-day management of the NVIT International Equity Fund.  Mr. Olsson is a Lead Portfolio Manager.  A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.  He joined Invesco in 1994 as an investment officer and international portfolio analyst and was promoted to his current position in 1997. He is also chief investment officer of Invesco’s International Growth Investment Management Unit. Mr. Holzer, Portfolio Manager, has been associated with Invesco and/or its affiliates since 1996. Mr. Dennis, Portfolio Manager, has been associated with Invesco and/or its affiliates since

2000. Mr. Cao, Portfolio Manager, has been associated with Invesco and/or its affiliates since 1997.  Mr. Jason, Portfolio Manager, has been associated with Invesco and/or its affiliates since 2001.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE